Note 9 - Loan Payable	9 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
9.	LOAN PAYABLE

On
April 15, 2020,
the Company received a loan of
$40,000
through Canadian Emergency Business Account Program (“CEBA Loan”), which provides financial relief for Canadian small business during the COVID-
19
pandemic. The CEBA loan has an initial term date on
December 31, 2020 (
the “Initial Term Date”) and
may
be extended to
December 31, 2025.
The CEBA Loan is non-revolving, with an interest rate being
0%
per annum prior to the initial Term Date. Repaying the balance of the CDBA loan on or before
December 31, 2022
will result in a loan forgiveness of
$10,000.